ORGANIZATION AND BASIS OF PRESENTATION (Details)	12 Months Ended
Dec. 31, 2020
BEST BVI
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company	100.00%
BEST HK
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company	100.00%
BEST Capital
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company	100.00%
BEST Capital BVI
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company	100.00%
Store Cayman
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company	100.00%
Store BVI
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company	100.00%
Store HK
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company	100.00%
BEST Capital HK
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company	100.00%
BEST China
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company	100.00%
BEST Store
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company	100.00%
BEST Technology
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company	100.00%
BEST Finance
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company	100.00%
BEST Ningbo
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company	100.00%
BEST Network
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in VIE attributable to the Company	0.00%
BEST Information Technology
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in VIE attributable to the Company	0.00%
Hangzhou Baijia
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in VIE attributable to the Company	0.00%
Wowo
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in VIE attributable to the Company	0.00%
Shanxi Wowo
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in VIE attributable to the Company	0.00%
BEST Ucargo
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in VIE attributable to the Company	0.00%